SEGMENTED REPORTING	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
SEGMENTED REPORTING [Text Block]	16. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business and exploration activities through geographical regions – Canada, South Africa-Maseve, South Africa-Waterberg, South Africa-Other. The Company’s other South African divisions that do not meet the quantitative thresholds of IFRS 8 Operating segments, are included in the segmental analysis under South Africa-Other. The Chief Operating Decision Makers (“ CODM ”) reviews information from the below segments separately so the below segments are separated. This represents a change from prior years and comparative information has been represented to reflect the way the CODM currently reviews the information

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At August 31, 2018	Assets	Liabilities

Canada	$3,333	$58,396
South Africa – Waterberg	29,406	1,575
South Africa – Other	9,110	1,408

	$41,849	$61,379
At August 31, 2017	Assets	Liabilities

Canada	$4,087	$109,379
South Africa – Maseve	71,816	11,853
South Africa – Waterberg	22,705	-
South Africa – Other	1,920	2,562

	$100,528	$123,794
Comprehensive Loss (Income) for the
year ended	August 31, 2018	August 31, 2017

Canada	$23,401	$7,689
South Africa – Maseve	11,932	536,019
South Africa – Waterberg	-	-
South Africa – Other	(16,186)	(12,423)

	$19,147	$531,285